Acquisitions (Details) $ in Thousands, € in Millions, £ in Millions														12 Months Ended
	Oct. 11, 2024 USD ($)	Sep. 17, 2024 USD ($)	Jun. 10, 2024 USD ($)	Jun. 10, 2024 GBP (£)	Apr. 19, 2024 USD ($)	Apr. 19, 2024 EUR (€)	Mar. 28, 2024 USD ($)	Apr. 20, 2023 USD ($)	Feb. 14, 2023 USD ($)	Jan. 05, 2023 USD ($)	Jun. 03, 2022 USD ($)	Apr. 21, 2022 USD ($)	Feb. 09, 2022 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)
Acquisition
Acquisition purchase price, net of cash acquired														$ 290,204	$ 142,700	$ 115,561
Contingent consideration														8,674	35,146
Acquisition-related costs														5,803	3,697	2,560
Net CHB, LLC
Acquisition
Acquisition purchase price, net of cash acquired													$ 38,700			38,664
Maximum potential performance-based contingent consideration													$ 60,000
Period for revenue performance targets													2 years
Contingent consideration													$ 13,900
Gross contractual amount of trade receivables acquired													100
Fair value of acquired trade receivables													$ 100
Foxtrot
Acquisition
Acquisition purchase price, net of cash acquired												$ 4,200				4,228
Gross contractual amount of trade receivables acquired												700
Fair value of acquired trade receivables												$ 700
XPS
Acquisition
Acquisition purchase price, net of cash acquired											$ 61,100
Maximum potential performance-based contingent consideration											$ 75,000
Period for revenue performance targets											2 years
Contingent consideration											$ 9,400
Gross contractual amount of trade receivables acquired											1,500
Fair value of acquired trade receivables											$ 1,500
Supply Vision
Acquisition
Acquisition purchase price, net of cash acquired										$ 11,600						$ 11,573
Maximum potential performance-based contingent consideration										$ 3,000
Period for revenue performance targets										2 years
Contingent consideration										$ 2,700
Gross contractual amount of trade receivables acquired										300
Fair value of acquired trade receivables										$ 300
GroundCloud
Acquisition
Acquisition purchase price, net of cash acquired									$ 136,800						136,843
Maximum potential performance-based contingent consideration									$ 80,000
Period for revenue performance targets									2 years
Contingent consideration									$ 19,600
Gross contractual amount of trade receivables acquired									1,500
Fair value of acquired trade receivables									$ 1,500
Localz Pty Ltd
Acquisition
Acquisition purchase price, net of cash acquired								$ 5,900							$ 5,857
Gross contractual amount of trade receivables acquired								600
Fair value of acquired trade receivables								$ 600
Fiscal 2025 acquisitions
Acquisition
Acquisition-related costs														4,800
Amount of revenue recognized														36,400
Amount of net income recognized														6,600
OCR
Acquisition
Acquisition purchase price, net of cash acquired							$ 82,800							82,849
Gross contractual amount of trade receivables acquired							4,700
Fair value of acquired trade receivables							3,900
Estimate of contractual cash flows not expected to be collected							$ 800
ASD
Acquisition
Acquisition purchase price, net of cash acquired					$ 62,500	€ 58.7								62,522
Contingent consideration paid out of investing activities					3,600
Gross contractual amount of trade receivables acquired					1,100
Fair value of acquired trade receivables					$ 1,100
BoxTop
Acquisition
Acquisition purchase price, net of cash acquired			$ 12,100	£ 9.5										12,111
MCP
Acquisition
Acquisition purchase price, net of cash acquired		$ 22,500												22,508
Maximum potential performance-based contingent consideration		$ 6,000
Period for revenue performance targets		2 years
Contingent consideration		$ 1,700
Sellercloud
Acquisition
Acquisition purchase price, net of cash acquired	$ 110,200													$ 110,214
Maximum potential performance-based contingent consideration	$ 20,000
Period for revenue performance targets	2 years
Contingent consideration	$ 5,400
Gross contractual amount of trade receivables acquired	1,000
Fair value of acquired trade receivables	$ 1,000